Financial Risk Management - Schedule of Capital Objectives-Related Information (Detail) - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Capital Objectives Related Information [Line Items]
Free cash flow before M&A as % of net sales 1)	16.20%	(0.40%)
Positive net cash (SEK billion)	kr 37.8	kr 7.8
Moody's [member] | External credit grades [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating and outlook	Ba1, stable	Ba1, stable
SP Global [Member] | External credit grades [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating and outlook	BBB–, stable	BBB–, developing
Fitch Ratings [member] | External credit grades [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating and outlook	BBB–, stable	BBB–, stable